Registration No. 333-129342
811-21829

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_|
Post-Effective Amendment No. 15	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 19
(Check appropriate box or boxes)

BBH TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)

(800) 625-5759
Registrant’s Telephone Number, including Area Code:

Corporation Services Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

|X| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| On (date) pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| On (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

O C T O B E R 2 8, 2 0 1 0

BBH MONEY MARKET FUND
REGULAR SHARES (TICKER BBMXX)
INSTITUTIONAL SHARES (TICKER BBSXX)

These Securities Have Not Been Approved Or Disapproved By The Securities And Exchange Commission (“SEC”) Or Any State Securities Commission, Nor Has The SEC Or Any State Securities Commission Passed Upon The Accuracy Or Adequacy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

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I. BBH MONEY MARKET FUND SUMMARY

INVESTMENT OBJECTIVE

The investment objective of the BBH Money Market Fund (the “Fund”) is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Regular Shares and Institutional Shares.

Shareholder Fees (Fees paid directly from your investment)

	Regular Shares	Institutional Shares

Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Regular Shares	Institutional Shares

Management Fees	0.23%	0.23%
Distribution (12b-1) Fees	None	None
Other Expenses	0.28%	0.03%

Total Annual Fund Operating Expenses	0.51%	0.26%

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Regular Shares and Institutional Shares to the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Regular Shares and Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Regular Shares and Institutional Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Regular Shares	$52	$163	$284	$639
Institutional Shares	$27	$84	$147	$332

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in high quality, short-term money market instruments such as U.S. Government securities and bank obligations of U.S. and non-U.S. banks (i.e. certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, municipal bonds, bonds issued by U.S. corporations and obligations of certain supranational organizations. All of these investments will be denominated in U.S. dollars. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

In choosing securities, the Fund’s investment adviser seeks to maximize current income within the limits of the Fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. To preserve the value of investors’ capital, the Fund seeks to maintain a stable $1.00 per share price.

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PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund are described below. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Amortized Cost Risk:

In the event that the Fund’s Board of Trustees (the “Board”) were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost price per share and its market-based net asset value per share (“NAV”) may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund pursuant to Rule 22e-3 under the 1940 Act.

Concentration Risk:

Because the Fund may invest a significant portion of its assets in government securities, certain municipal securities and U.S. bank obligations, the net assets of the Fund could decline more dramatically as a result of adverse events affecting the value of these investments.

Credit Risk:

This is the risk that an issuer or obligor will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer’s securities.

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Foreign Investment Risk:

Because the Fund invests in securities issued by non-U.S. banks, the Fund is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets.

Income Risk:

This is the risk that the Fund’s yield (the rate of dividends the Fund pays) may decline in the event interest rates decline.

Interest Rate Risk:

This is the risk associated with the price fluctuation of a security in response to changes in interest rates.

Liquidity Risk:

This is the risk that an otherwise creditworthy security may not be redeemed for cash in a timely manner or at par or amortized cost due to adverse conditions.

Market Risk:

This is the risk that the price of a security will decrease due to changing economic, political or market conditions, or due to a company’s individual situation.

Municipal Securities Risk:

The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal

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security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. (“BBH&Co.”) or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other federal, state or other governmental agency.

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FUND PERFORMANCE

The Fund is a successor to a mutual fund of the same name (the “Predecessor Fund”), which was a series of a Massachusetts business trust of the same name. Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund achieved its investment objective by investing all of its assets in the BBH U.S. Money Market Portfolio. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to June 12, 2007, is historical information of the Predecessor Fund.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Regular Shares from year to year. The table shows the average annual returns of the Fund’s Regular Shares and Institutional Shares for the periods indicated.

For current yield information, please call 1-800-625-5759 toll free, or contact your account representative. When you consider this information, please remember that the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Total Return for Regular Shares (% Per Calendar Year)

Highest Performing Quarter: 1.57% 9/30/2000
Lowest Performing Quarter: 0.00% 12/31/2009

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As of September 30, 2010, the Fund’s Regular Shares and Institutional Shares had calendar year-to-date returns of 0.01% and 0.07%, respectively.

Average Annual Total Returns (Through December 31, 2009)

	1 Year	5 Years	10 Years/ Since Inception
Regular Shares	0.25%	2.93%	2.73%
Institutional Shares (Inception date: 1/26/2007)	0.48%	N/A	2.62%

INVESTMENT ADVISER

Through a separately identifiable department (the “SID” or “Investment Adviser”) registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), BBH&Co. serves as the Investment Adviser to the Fund.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open).

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund through the Fund’s transfer agent, ALPS Fund Services, Inc. (“Transfer Agent”). Shareholders must redeem shares held by a financial institution, such as a bank, broker or other financial intermediary with which the Fund or its shareholder servicing agent has contracted (“Financial Intermediary”) on behalf of such shareholder pursuant to arrangements made between that shareholder and that Financial Intermediary.

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Investment Minimums

Minimum initial purchase amounts vary depending on the class of shares you buy.

	Regular Class	Institutional Class
Initial Purchases	$100,000	$5,000,000

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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II.	INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in high quality, short-term money market instruments denominated in U.S. dollars. To be considered high quality, the security must, at the time of purchase, be rated in one of the two highest short-term credit-quality rating categories by one or more nationally recognized statistical rating organizations (“NRSROs”) or be deemed by the Investment Adviser to be of comparable quality to securities having such ratings. The Investment Adviser may invest in instruments such as U.S. Government securities and bank obligations of U.S. and non-U.S. banks (i.e. certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, municipal bonds, bonds issued by U.S. corporations and obligations of certain supranational organizations. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the 1940 Act.

In choosing securities, the Investment Adviser seeks to maximize current income within the limits of the Fund’s credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. To preserve the value of investors’ capital, the Fund seeks to maintain a stable $1.00 per share price. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are

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not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

The following is a description of the various types of securities in which the Fund may invest. Other types of securities may become available that are similar to those described below in which the Fund also may invest, if consistent with its investment objective and policies.

Bank Obligations.

The Fund may invest in U.S. dollar denominated high quality securities. These securities include negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof. The Fund’s investments also include obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches. (The Fund may only invest in obligations of such non-U.S. banks if such bank has more than $500 million in total assets.)

Commercial Paper.

The Fund may invest in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower’s ability to pay on demand.

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Variable and Floating Rate Instruments.

The Fund may invest in securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.

U.S. Government Securities.

The Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the United States.

Repurchase Agreements.

A repurchase agreement is an agreement in which the seller (the Lender) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The Fund always receives U.S. Treasury or Agency securities (including mortgage-backed securities) as collateral. Repurchase agreements are subject to credit risk. If the lender defaults and the securities serving as collateral are ineligible securities for the Fund to purchase, it will liquidate the collateral securities in a time and manner determined by the Investment Adviser to be most beneficial to the Fund.

Municipal Bonds.

These are securities issued by state and local government and regional authorities, which provide interest income that is exempt from federal income taxes, other than the alternative minimum tax.

Other Obligations.

Assets of the Fund may be invested in bonds and asset-backed securities with maturities or put provisions not exceeding thirteen months, issued by U.S. corporations.

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PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Amortized Cost Risk:

In the event that the Fund’s Board were to determine pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost price per share and its market-based NAV price per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, considering suspending redemption of shares and liquidating the Fund pursuant to Rule 22e-3 under the 1940 Act.

Concentration Risk:

Because the Fund may invest a significant portion of its assets in government securities, certain municipal securities and U.S. bank obligations, the net assets of the Fund could decline more dramatically as a result of adverse events affecting the value of these investments.

Credit Risk:

Credit risk refers to the likelihood that an issuer or obligor will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific

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economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer’s securities. The securities in which the Fund invests must be rated in one of the two highest short-term credit-quality rating categories by one or more NRSROs or be deemed by the Investment Adviser to be of comparable quality to securities having such ratings.

Foreign Investment Risk:

Because the Fund invests in securities issued by non-U.S. banks, the Fund is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets.

Income Risk:

This is the risk that the Fund’s yield (the rate of dividends the Fund pays) may decline in the event interest rates decline.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a security in response to changes in interest rates. In general, bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities.

Liquidity Risk:

Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a transaction is particularly large or if the relevant market is illiquid (as is the case with many restricted securities), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. Securities in the Fund are generally less liquid than many other investments including but not limited to securities issued by the U.S. Government, commercial paper and those of higher rated investment grade corporate securities.

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Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation.

Municipal Securities Risk:

The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH&Co. or any other bank, and the shares are neither insured nor guaranteed by the FDIC, the Federal Reserve Board or any other federal, state or other governmental agency.

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PORTFOLIO HOLDINGS

The Fund’s Board receives periodic reports from the Investment Adviser concerning arrangements involving the disclosure of portfolio securities.

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website five business days after the end of the month and remains posted for six months thereafter.

The Fund does not disclose nonpublic information about its holdings to any third party (other than its services providers and authorized governmental or regulatory personnel). A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available on the Fund’s Statement of Additional Information (“SAI”).

The Fund will file with the SEC a monthly report of portfolio holdings on Form N-MFP, current as of the last business day of the previous month, no later than the fifth business day of each month. The SEC will make the information filed on Form N-MFP available to the public 60 days after the end of the month to which the information pertains.

You may also access from the Fund’s website, portfolio information as of the end of each of the Fund’s fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

III. MANAGEMENT OF THE FUND

BBH&Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the Investment Adviser to the Fund through a separately identifiable department (the “SID”). The SID is registered with the SEC under the Advisers Act.

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Subject to the general supervision of the Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH&Co. provides a broad range of investment management services for customers in the United States and abroad. At June 30, 2010, it managed total assets of approximately $37.8 billion, approximately $1.7 billion of which represents total net assets in the Fund.

In addition to a continuous investment program, BBH&Co. serves as the Fund’s Administrator, which provides administrative services to the Fund, such as shareholder communications and tax compliance.

Investment Advisory and Administrative Fee

For investment advisory and administrative services, BBH&Co. receives a combined fee, computed daily and payable monthly, equal to 0.25% on the first $1 billion and 0.20% on the amounts over $1 billion of the average daily net assets of the Fund. This fee compensates BBH&Co. for its services and its expenses (such as salaries of its personnel). The Investment Adviser may from time to time voluntarily waive all or a portion of its advisory and administration fee from the Fund.

The Investment Adviser has voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Regular Share’s yield. This agreement may be modified or discontinued at any time without further notice to investors.

A discussion of the Board’s renewal of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated June 30, 2010.

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IV. SHAREHOLDER INFORMATION

Fund Valuation Policies

The Fund normally determines the Fund’s NAV once daily at 4:00 p.m., ET on each day the NYSE is open for regular trading. The Fund does not calculate its NAV on days the NYSE is closed for trading, which includes New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The determination of the Fund’s NAV is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. The Fund seeks to maintain a stable NAV of $1.00.

The Fund values its investment holdings at amortized cost, which is approximately equal to market value. In addition, for regulatory purposes, the Fund calculates a market-based NAV per share on a periodic basis.

Description of Share Classes

The Fund offers Regular Shares and Institutional Shares through this Prospectus, each representing interests in a single portfolio of securities. Regular Shares and Institutional Shares have different operating expenses which affect their performance. Neither Regular Shares nor Institutional Shares convert to any other class of shares of the Fund.

Account Transactions

Purchase of Shares

The Fund offers shares on a continuous basis at their NAV without a sales charge. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of Fund shares at the current NAV, which is next determined after the Fund receives the

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purchase order, including acceptable payment for such order. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Fund executes the purchase order on the books of the Fund. It is anticipated that the NAV per share of the Fund will remain constant at $1.00. No assurance can be given that this goal can be achieved.

Investors may buy or sell shares of the Fund through accounts with a Financial Intermediary that is authorized to place trades in Fund shares for their customers and holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Financial Intermediary. Each Financial Intermediary arranges payment for Fund shares on behalf of its customers. A Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor may also place purchase orders for Fund shares through the Transfer Agent. Orders from investors purchasing Fund shares directly from the Transfer Agent will be priced at the NAV next calculated after the Fund receives payment and that payment has been converted into Federal Funds. Such shares will be held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for the payment of the purchase price of Fund shares.

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Investment Minimums*

Minimum initial purchase amounts vary depending on the class of shares you buy.

	Regular Class	Institutional Class
Initial Purchases	$100,000	$5,000,000

* BBH&Co., the Fund’s Shareholder Servicing Agent, may change these investment minimums from time to time. Each Financial Intermediary may establish and amend, from time to time, minimum initial purchase requirements for its customers that may be higher than the Fund’s.

Redemption of Shares

The Fund executes a redemption request at the current NAV, which is next determined after the Fund receives the redemption request. The Fund normally determines the Fund’s NAV daily at 4:00 p.m., ET on each day that the equity markets of the NYSE is open for a full day of trading. Shares continue to earn dividends declared, if any, through the business day that the Fund executes the redemption request on the books of the Fund.

How to Redeem Fund Shares

Shareholders must redeem shares held by a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Financial Intermediary. The Fund pays proceeds of a redemption to that shareholder’s account at that Financial Intermediary on a date established by the Financial Intermediary. A Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund through the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed.

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A shareholder redeeming shares should be aware that the NAV of the shares of the Fund may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount, which differs from the number of shares redeemed.

Redemptions by the Fund

The Fund has established a minimum account size of $100,000 for Regular Shares and $5,000,000 for Institutional Shares, which may be changed from time to time. If the value of a shareholder’s holdings in the Fund falls below that amount because of a redemption of shares, the Fund reserves the right to redeem the shareholder’s remaining shares. If such remaining shares are to be redeemed, the Fund will notify the shareholder and will allow the shareholder of Regular Shares at least 60 days, and the shareholders of Institutional Shares at least 5 days, to make an additional investment to meet the minimum requirement before the redemption is processed.

Each Financial Intermediary may establish and change from time to time for their respective customers a minimum account size, which may be lower than that established by the Shareholder Servicing Agent.

Further Redemption Information

The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period,

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your redemption proceeds in cash up to either $250,000 or 1% of the Fund’s net assets, whichever is less. The Fund may suspend a shareholder’s right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

The Fund shall have the ability to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the Fund in accordance with Rule 22e-3 of the 1940 Act if: (i) the Board, including a majority of Trustees who are not interested persons of the Fund, determines that the extent of deviation between the Fund’s amortized cost price per share and its current NAV calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to investors or existing shareholders; and (ii) the Fund’s Board, including a majority of Trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund.

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss. Shareholders should consult their tax advisor to determine the tax implications of any redemption.

Frequent Trading Policy

Given the short-term nature of the Fund’s investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares.

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Dividends and Distributions

The net income and substantially all short-term capital gains and losses of the Fund, if any, are declared as a dividend daily and paid monthly. Determination of the Fund’s net income is made each business day immediately prior to the determination of the Fund’s NAV. Net income for days other than such business days is determined at the time of the determination of the Fund’s NAV on the immediately preceding business day.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

Dividends declared are payable to shareholders of record of the Fund on the date of determination. Shares purchased through submission of a purchase order prior to 4:00 p.m., ET on such a business day begin earning dividends on that business day. Investors who purchase the Fund through the Transfer Agent are not entitled to earn dividends until payment is converted to federal funds. Shares redeemed do qualify for a dividend on the business day that the redemption is executed. Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends paid in cash, the Fund automatically reinvests dividends in additional Fund shares.

A shareholder who elects to have dividends paid in cash receives a check in the amount of such dividends. In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future

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purchases of shares by such shareholder will be subject to the minimum initial purchase requirements. There are no sales charges for the reinvestment of dividends.

Taxes

Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

The treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

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V. FINANCIAL HIGHLIGHTS

The Financial Highlights provided reflect the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Fund invested all of its assets in the BBH U.S. Money Market Portfolio. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to this date is historical information of the Predecessor Fund.

The Financial Highlights tables are intended to help an investor understand the Fund’s Retail Share and Institutional Share financial performance for the past five years or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

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FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Regular Share outstanding throughout each year

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.01	0.04	0.05	0.04
Distributions to shareholders from net
investment income	0.00 [2]	(0.01)	(0.04)	(0.05)	(0.04)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	1.10%	3.77%	4.97%	3.76%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,116	$1,717	$1,409	$1,172	$1,506
Ratio of expenses to average net assets
before reductions	0.51%	0.52%	0.51%	0.51%	0.53%
Expense reimbursement	0.10%[3]	–	–	–	–
Expense offset arrangement	0.00%[4]	0.00%[4]	0.00%[4]	–	–
Ratio of expenses to average net
assets net of reductions	0.41%	0.52%	0.51%	0.51%[5]	0.53%[5]
Ratio of net investment income to
average net assets	0.00%[4]	1.07%	3.63%	4.79%[5]	3.75%[5]

[1]	Calculated using average shares outstanding for the year.

[2]	Less than $0.01 per share.

[3]	During the fiscal year ended June 30, 2010, the investment advisory and administrative fee waiver as a result of a Minimum Yield Agreement was $1,444,177.

[4]	Less than 0.01%.

[5]	Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

27

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for an Institutional Share outstanding throughout each year/period

	For the years ended June 30,			For the period from January 26, 2007 (commencement of operations) to
	2010	2009	2008	June 30, 2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.01	0.04	0.02
Distributions to shareholders from net
investment income	0.00 [2]	(0.01)	(0.04)	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00

Total return	0.16%	1.35%	4.02%	2.21%[3]
Ratios/Supplemental data:
Net assets, end of year (in millions)	$586	$989	$765	$1,140
Ratio of expenses to average net assets
before reductions	0.26%	0.27%	0.26%	0.26%
Expense offset arrangement	0.00%[4]	0.00%[4]	0.00%[4]	–
Ratio of expenses to average net
assets net of reductions	0.26%	0.27%	0.26%	0.26%[5,6]
Ratio of net investment income to
average net assets	0.16%	1.29%	3.86%	5.07%[5,6]

[1]	Calculated using average shares outstanding for the year.

[2]	Less than $0.01 per share.

[3]	Inception to date return.

[4]	Less than 0.01%.

[5]	Ratios include the Fund’s share of income, expenses paid by, and the expense offset arrangement, of the BBH U.S. Money Market Portfolio, in which the Fund invested all of its assets prior to June 12, 2007, as appropriate.

[6]	Annualized.

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MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE FOLLOWING:

Annual/Semi-Annual Report

The Fund’s Annual and Semi-Annual Reports to Shareholders describe the Fund’s investments, performance and list portfolio holdings. The Fund’s Annual Report contains a letter from the Fund’s Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-625-5759 or if your shares are held through a financial institution please contact them directly. We will begin sending you individual copies three days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this Prospectus).

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge or to make shareholder inquiries:

By telephone:	Call 1-800-625-5759

By mail write to the Fund’s Shareholder Servicing Agent:
Brown Brothers Harriman & Co.
140 Broadway
New York, New York 10005

By E-mail send your request to:	bbhfunds@bbh.com

On the Internet:

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

Information about the Fund (including the SAI) can be reviewed and copied by visiting the SEC’s Public Reference Room in Washington, DC. Additionally, information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21829

STATEMENT OF ADDITIONAL INFORMATION
BBH MONEY MARKET FUND
Regular Shares (Ticker BBMXX)
Institutional Shares (Ticker BBSXX)

140 Broadway, New York, New York 10005

October 28, 2010

BBH Money Market Fund (the “Fund”) is a separate and diversified series of BBH Trust (the “Trust”). The Fund currently offers two classes of shares designated as Regular Shares and Institutional Shares.

This Statement of Additional Information (“SAI”) is not a Prospectus and provides new and additional information beyond that contained in the Fund’s Prospectus. This SAI should be read in conjunction with the Fund’s Prospectus dated October 28, 2010, as it may be further amended and/or supplemented from time to time. The Fund’s Annual Report dated June 30, 2010 is incorporated herein by reference. Obtain the Fund’s Prospectus and Annual Report without charge by calling 1-800-625-5759 or 1-800-575-1265.

OVERVIEW

BBH Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a Delaware statutory trust organized on October 28, 2005.

The Trust has a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH&Co.”). BBH&Co. provides investment advice to registered mutual funds through a separately identifiable department (the “SID” or the “Investment Adviser”). The SID is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). BBH&Co. provides administrative services to each series of the Trust.

The Fund is a money market mutual fund. The investment objective of the Fund is fundamental and may not be changed without the approval of the shareholders. Except as expressly noted otherwise in the prospectus, the Fund’s investment policies and strategies may be changed without shareholder approval. Money market mutual funds are designed to be a cost effective and convenient means of making substantial investments in tax exempt or taxable money market instruments. However, there can be no assurance that the Fund will be able to achieve its investment objective.

The Fund is a successor to a mutual fund of the same name (the “Predecessor Fund”), which was a series of a Massachusetts business trust of the same name (the “Predecessor Trust”). The Fund has the same investment objective and policies as its Predecessor Fund.

1

INVESTMENTS

INVESTMENT OBJECTIVE AND STRATEGIES

The following supplements the information contained in the Fund’s Prospectus concerning the investment objective and policies of the Fund. There can be no assurance that the investment objective of the Fund will be achieved.

The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The SID seeks to achieve the investment objective of the Fund by investing in high quality, short-term money market instruments. The Fund adheres to the following operating policies, which may be changed without shareholder or investor approval:

  Interest Rate Risk Control. The dollar-weighted average maturity of the Fund will be limited to 60 days. The dollar weighted average life of the Fund will be limited to 120 days. Both the dollar-weighted average maturity and the dollar weighted average life are calculated as described in Rule 2a-7 under the 1940 Act (“Rule 2a-7”).

  Liquidity. The Fund shall hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Fund’s obligations and any commitments the Fund has made to shareholders. The Fund will maintain a minimum of 10% of its total assets in Daily Liquid Assets and a minimum of 30% in Weekly Liquid Assets, both as defined in Rule 2a-7.

  Issuer Diversification. The Fund will not invest more than 3% of its net assets in any one security by a non-government issuer at time of purchase with a time to maturity longer than 7 days. Rule 2a-7 currently allows issuer concentrations of 5%.

  Credit Quality. The Fund will maintain a minimum of 50% of its net assets in securities rated A1+ by Standard & Poor’s (“S&P”), and invest the balance of its assets in securities rated A1. Government securities, repurchase agreements and securities maturing in 7 days or less will be considered A1+ for these purposes.

DESCRIPTION OF INVESTMENT SECURITIES AND PRACTICES

The following is a description of the various types of securities in which the Fund may invest. Other types of securities may become available that are similar to those described below in which the Fund also may invest, if consistent with its investment objective and policies.

Fixed Income Securities Descriptions and Techniques

Issuers of fixed income securities pay an interest rate that may be either a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will be greater or less than the security’s interest rate depending upon whether the cost of the security is less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Variable and Floating Rate Instruments

These are securities whose interest rates are reset daily, weekly or at another periodic date. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice. In calculating the weighted average maturity of a variable rate or floating rate instrument for the Fund, the date of the next interest rate reset is used.

U.S. Government Securities

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Assets of the Fund may be invested in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations that are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower’s ability to pay on demand. At the date of investment, commercial paper must be rated within the highest credit-quality rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations (“NRSROs”) (or by one, if only one NRSRO has rated the security) (e.g., Moody’s Investor Service (“Moody’s”) and S&P) or, if unrated, are of comparable quality to securities within the highest credit-quality rating categories, as determined by or under the direction of the Fund’s Board of Trustees (the “Board” or “Trustees”). Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Aggregate investments in liquid non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Fund’s net assets. Since the Fund may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

The Fund’s exposure to the commercial paper of any single financial institution shall be limited to 3% of the Fund’s total assets if that commercial paper has a remaining maturity of more than seven days.

Zero Coupon Bonds

These are securities issued at a discount from their face value that pay all interest and principal upon maturity. The difference between the purchase price and par is a specific compounded interest rate for the investor. In calculating the daily income of the Fund, a portion of the difference between a zero coupon bond’s purchase price and its face value, is taken into account as income.

U.S. and Non-U.S. Bank Obligations

Assets of the Fund may be invested in U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest credit quality rating category for short-term debt obligations by at least two NRSROs (or by one, if only one NRSRO has rated the security)(e.g., Moody’s and S&P) or, if unrated, are of comparable quality to securities within the highest credit-quality rating categories as determined by or under the direction of the Board. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Although early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Fund are not invested in obligations of BBH&Co., or the Distributor (defined herewith), or in the obligations of the affiliates of any such organization. Assets of the Fund are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund’s net assets would be invested in such deposits.

Since the Fund may invest in U.S. dollar-denominated certificates of deposit and fixed time deposits that are issued by non-U.S. banks and their non-U.S. branches, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Fund from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund would reduce its net income available for distribution to investors however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers.

Bank instruments, for the purposes of concentration, include certain instruments issued by: (i) domestic banks (ii) U.S. branches of foreign banks subject to the same regulation as U.S. banks; and (iii) foreign branches of domestic banks whose domestic parent is unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

Municipal Securities

Municipal Bonds. These are securities issued by state and local government and regional authorities, which provide interest income that is exempt from federal income taxes, other than the Alternative Minimum Tax (“AMT”). They generally have maturities of one year or more. These securities have two principal classifications: general obligations and revenue bonds.

  General Obligations. These securities are backed by a municipality’s pledge of full faith, credit and taxing power. Issuers of general obligation bonds include states, counties, cities, towns and regional districts.

  Revenue Obligations. These securities are backed by revenues generated by a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of capital projects including municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds and lease-backed bonds (including certificates of participation and municipal lease obligations).

Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Refunded or Escrowed Bonds. These are general or revenue bonds that have been fully secured or collateralized by an “escrow fund” consisting of U.S. government obligations that can adequately meet interest and principal payments. Refunded bonds often receive a triple A or equivalent rating. Refunded bonds bear the same interest rate and have a very high credit quality. However, as the original bond approaches its pre-refunded date, the bond’s price will fall to its pre-refunded price.

Municipal Notes. These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of less than one year. These securities include tax, revenue and bond anticipation notes.

Certificates of Participation. Certificates of participation are lease financing agreements in the form of a security that is similar to municipal bonds. If a municipality (lessor) does not have a current need for certain facilities, the facility can be leased to a designated non-profit corporation (trustee) that would in turn sub-lease the facility to other organizations. The trustee would then sell certificates of participation in the future sub-lease payments. Like municipal bonds, certificates of participation have a face value, a maturity date and set interest rate. However, unlike municipal bonds, certificates of participation are secured only by ownership of the asset and rights of the lessor to receive rental payments under the lease financing agreement.

Municipal Lease Obligations. These securities are created to finance the purchase of property of public use. The property is then leased to a state or local government and these leases secure the municipal lease obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee’s governing body must appropriate the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligation may not be paid. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of public debt, and may allow an issuer to increase government liabilities beyond constitutional limits. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

Supranational Agencies

Obligations of supranational agencies, such as the World Bank, may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future.

Repurchase Agreements

A repurchase agreement is an agreement in which the seller (“Lender”) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is in effect for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Repurchase agreements are considered by the Staff of the SEC to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability dispose of the underlying securities. If the lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7 and may be deemed to be investments in the cash or U.S. government securities.

A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 5% of the market value of the Fund’s total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

Collateral for repurchase agreements may be held by a custodian other than BBH&Co.

Reverse Repurchase Agreements

Reverse repurchase agreements may be entered into only with a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government securities. This is an agreement in which the Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Fund. Proceeds of borrowings under reverse repurchase agreements are invested for the Fund. This is the speculative factor known as "leverage." If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Fund as well as the value of securities purchased with the proceeds will decline. In these circumstances, the Fund entering into reverse repurchase agreements may have a negative impact on the ability to maintain the Fund’s net asset value per share (“NAV”) of $1.00. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for the Fund if, as a result, more than one-third of the market value of the Fund’s total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Fund’s obligations created by reverse repurchase agreements is reduced within three business days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, to an extent that such obligations do not exceed, in the aggregate, one-third of the market value of the Fund’s assets, as defined above. A segregated account with BBH&Co., the Fund’s custodian (the “Custodian”), is established and maintained for the Fund with liquid assets in an amount at least equal to the Fund’s purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

When-Issued and Delayed Delivery Securities

Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities for the Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund’s NAV. The Fund maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. Commitments for such when-issued or delayed delivery securities are made only when there is an intention of actually acquiring the securities. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Fund’s total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

Loans of Portfolio Securities

Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Fund any income accruing thereon, and cash collateral may be invested for the Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day’s notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to BBH&Co. or to any affiliate of the Trust, the Fund or BBH&Co. However, BBH&Co. may act as a security lending agent for the Fund and receive customary fees for its services.

Loans of portfolio securities up to 30% of the total value of the Fund are permitted and may be entered into for not more than one year.

Investment Company Securities

Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

BORROWING

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. The Fund must reduce the amount of its borrowings within three days if its asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on the Fund of any increase or decrease in the value of its investments (which would have a corresponding effect on the Fund’s share value). Money borrowed is also subject to interest costs.

INVESTMENT POLICIES

Fundamental Investment Policies

The Fund operates under the following investment restrictions, which are deemed fundamental policies and which may be changed only with the approval of the Board and the holders of a "majority of the Fund’s outstanding voting securities (as defined in the 1940 Act) (see "Additional Information").

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Policies

The above policies cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following policies, however, are non-fundamental and therefore may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that a Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 5% of a Fund’s net assets.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund’s Investment Adviser. The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund’s uninvested cash.

Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Selling Short

The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time.

Restricted Securities

The Fund will not purchase securities that are restricted at the time of purchase, except Rule 144A securities.

For purposes of the above limitations:

  the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments;”

  except with respect to borrowing money, if a percentage or rating restriction on an investment is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or changes in portfolio size or a later change in the rating of a portfolio security is not considered a violation of policy. With respect to illiquid securities, if a percentage limitation is similarly exceeded, the Fund will consider reducing its holdings of illiquid securities as appropriate.

MANAGEMENT

Information pertaining to the Trustees and executive officers of the Trust is set forth below. All of the Trustees are not “interested persons” of the Trust as defined by the 1940 Act. The mailing address for each Trustee is c/o BBH&Co. Trust, 140 Broadway, New York, NY 10005.

Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex^ Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with the Predecessor Trust	Managing Director, Chairman and Chief Executive Officer of Wellington Shields & Co. LLC (member of New York Stock Exchange (“NYSE”)); Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flower Foods, Inc. (NYSE listed company).	4	None

David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with the Predecessor Trust	Director of Jeffrey Co. (1992 to present); Director of QMED (1999 to May 2007).	4	Director of Dreyfus Mutual Funds (59 Funds)

Alan G. Lowy Birth Date: April 17, 1939	Trustee	Since 2007 1993-2007 with the Predecessor Trust	Private Investor.	4	None

Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	4	None

H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	4	None

Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex^ Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Semi-Retired Consultant to Western World Insurance Group, Inc. (“WWIG”) (owner of three property casualty insurance companies) President and CEO of WWIG (1992-2009).	4	Director of WWIG

Officers

John A. Gehret Birth Date: April 11, 1959 140 Broadway New York, NY 10005	President and Principal Executive Officer	Since 2008	President and Principal Executive Officer of the Trust; Joined BBH&Co. in 1981 and has been a Partner of the firm since 1998.	N/A	N/A

Charles H. Schreiber Birth Date: December 10, 1957 140 Broadway New York, NY 10005	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Treasurer and Principal Financial Officer of the Trust; Senior Vice President of BBH&Co. since September 2001; joined BBH&Co. in 1999.	N/A	N/A

Mark B. Nixon Birth Date: January 14, 1963 140 Broadway New York, NY 10005	Assistant Secretary, Assistant Treasurer	Since 2007 2006-2007 with the Predecessor Trust	Assistant Secretary and Assistant Treasurer of the Trust, Vice President of BBH&Co. (since October 2006), Accounting Manager, Reserve Funds (August 2005-September 2006).	N/A	N/A

Beth Haddock Birth Date: December 10, 1965 140 Broadway New York, NY 10005	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the Trust (September 2007–present); Chief Compliance Officer for the FINRA/NYSE and SEC compliance programs and Associate Compliance Director for the global compliance program (April 2005-present).	N/A	N/A

Name and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex^ Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Sue M. Rim-An Birth Date: September 10, 1970 140 Broadway New York, NY 10005	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering Officer, Vice President of BBH&Co. (September 2007-present); AML Officer at UBS Investment Bank (April 2006-August 2007); AML Officer & Vice President in Private Client Services at Bear Stearns & Co. (June 1992-April 2006).	N/A	N/A

Suzan Barron Birth Date: September 5, 1964 50 Milk Street Boston, MA 02109	Secretary	Since 2009	Secretary of the Trust, Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. since November 2005.	N/A	N/A

Alexander Tikonoff Birth Date: December 23, 1974 50 Milk Street Boston, MA 02109	Assistant Secretary	Since 2009	Assistant Secretary of the Trust, Associate Counsel, Investor Services, BBH&Co. (August 2006 to present); Supervisor in fund accounting and client service group, BBH&Co. (August 2000 to August 2006).	N/A	N/A

Theodore J. Boudria Birth Date: June 26, 1968 70 Franklin Street Boston, MA 02110	Assistant Treasurer	Since 2008	Assistant Treasurer of the Trust; Senior Vice President (since 2009);Vice President (2003-2009) BBH&Co. Joined BBH&Co. in 1995.	N/A	N/A

Albert C. Pegueros Birth Date: January 27, 1965 50 Milk Street Boston, MA 02109	Assistant Treasurer	Since 2009	Assistant Treasurer of the Trust, Vice President, Assistant Treasurer, U.S. Fund Administration Financial Reporting and Treasurer Support Department, BBH&Co. (July 2008 to Present); Assistant Vice President, U.S. Fund Administration Financial Reporting and Treasurer Support Department, BBH&Co.(May 2005 to July, 2008).	N/A	N/A

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Except for Mr. Frazier, the Trustees previously served on the Board of Trustees of the Predecessor Trust.

^	The Fund Complex consists of the Trust, which has four series, and each is counted as one "Fund" for purposes of this table.

BOARD OF TRUSTEES

Board Leadership Structure

The Board is comprised entirely of Trustees who are “non-interested persons” as defined under the 1940 Act (“Independent Trustees”). The Board has appointed Mr. Joseph V. Shields Jr., to serve as Chairman of the Board. There are two primary committees of the Board: the Audit Committee and the Valuation Committee. The Committee chairs each preside at Committee meetings, participates in formulating agendas for those meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of each Committee. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Board made this determination in consideration of, among other things, legal requirements under applicable law, including the 1940 Act, the fact that the entire Board is comprised of Independent Trustees, the number of funds (and classes) overseen by the Board, and the total number of Trustees on the Board.

Board Oversight of Risk Management

The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain parties provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the overall supervision of the Board, the Audit Committee, and the Valuation Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., a Fund’s Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board oversees the risk management of the Trust’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Trust and its service providers, including the Trust’s Chief Compliance Officer and the Trust’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee and Valuation Committee, oversee efforts by management and service providers to manage risks to which the fund may be exposed. The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. In the case of the Adviser, the Trust’s agreements combine advisory and administrative services under one fee. As a result, the Board compares the combined advisory and administration fee earned by BBH&Co. for the Fund against average fees for similar funds taking into account the administrative portion of such fee. In addition, the Board also considers all fees and other benefits that are received by the Adviser and its affiliates from the Fund. The Board also reviews information about each Fund’s performance and investments.

The Board receives regular written reports on the concentration of the portfolios, their exposure to illiquid or hard to value securities, and other commonly considered portfolio risk factors.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report. The Board additionally seeks to monitor legal risk by receiving periodic reports from counsel on developments in the law and regulations that may affect the operation of the Funds or other aspects of the Fund industry in general.

The Board acknowledges that unique risks arise when an affiliate acts as a service provider in the way various business units within BBH&Co. act as service providers to the Funds. The Board monitors affiliation risk in the ways described above, including, but not limited to, receiving reports on transactions or trading activity involving any Fund and BBH&Co. (or any affiliates) to ensure BBH&Co. is putting the interests of the Funds ahead of its own. In addition, when evaluating all service contracts between the Fund and BBH&Co. the Board requests and receives an independent third-party report evaluation of the service provided by such BBH&Co. business unit, including comparative fee information, to ensure the fees negotiated are consistent with fees that would result from an a third party arm’s-length negotiation.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of: (i) his ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Shields should serve as a trustee of the fund because of the experience he has gained as Chairman and CEO of a NYSE member broker-dealer, as CEO of a registered investment adviser and as Director of an NYSE-listed company and as a Trustee or Director of the Fund and its predecessor since 1990.

The Board has concluded that Mr. Feldman should serve as a trustee of the fund because of the experience he has gained as Director of a public company, as a private investor, and as a Trustee or Director of the Fund and its predecessor since 1993.

The Board has concluded that Mr. Lowy should serve as a trustee of the fund because of the experience he has gained as a private investor and as a Trustee or Director of the Fund and its predecessor since 1993.

The Board has concluded that Mr. Miltenberger should serve as a trustee of the fund because of the experience he has gained as a Trustee of family investment trusts, as a Director of a private company and as a Trustee or Director of the Fund and its predecessor since 1992.

The Board has concluded that Mr. Wagner should serve as a trustee of the fund because of the experience he has gained as President of a registered investment adviser and as a Trustee or Director of the Fund and its predecessor since 2006.

The Board has concluded that Mr. Frazier should serve as a trustee of the fund because of the experience he has gained as President and CEO of a property casualty insurance business for 17 years.

Trustee Committees

The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent registered public accountant for the Fund and review the Fund’s financial reporting processes and the Trust’s overall system of internal controls. The Audit Committee met four times during the fiscal year ended June 30, 2010.

Messrs. Shields, Wagner, Feldman and Frazier serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available. The Valuation Committee met 12 times during the fiscal year ended June 30, 2010.

Trustee Equity Ownership as of 12/31/09*

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust

Joseph V. Shields, Jr.	None	None

David P. Feldman	None	None

Alan G. Lowy	None	None

Arthur D. Miltenberger	None	Over $100,000

H. Whitney Wagner	None	Over $100,000

*Mr. Frazier was appointed as an Independent Trustee of the Trust on June 23, 2010.

As of September 30, 2010, the Fund’s Board and officers as a group owned less than 1% of the Fund’s outstanding Shares.

As of September 30, 2010, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Regular Shares and Institutional Shares of the Fund:

Name and Address of Owner*	Percent of Class

Brown Brothers Harriman & Co.	99.96%
Regular Class Shares

140 Broadway
New York, NY 10005-1101

Brown Brothers Harriman & Co.	100.00%
Institutional Class Shares

140 Broadway
New York, NY 10005-1101

Shareholders owning more than 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

COMPENSATION

Each member of the Board receives a base annual fee of $50,000 and such base annual fee is allocated among all series of the Trust, based upon their respective net assets. The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional fee of $12,500 and $10,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,500 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

Trustee Compensation for the Fiscal Year Ended June 30, 2010

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex* paid to Trustee

Joseph V. Shields, Jr.,	$17,343	None	None	$65,000
Trustee

David P. Feldman,	$14,375	None	None	$52,500
Trustee

Alan G. Lowy, Trustee	$14,375	None	None	$52,500

Arthur D. Miltenberger,	$16,750	None	None	$62,500
Trustee

Samuel F. Pryor, IV,	$2,500	None	None	$12,500
Trustee**

H. Whitney Wagner,	$14,375	None	None	$52,500
Trustee

Andrew S. Frazier***	$3,125	None	None	$12,500
Trustee

* The Fund Complex consists of the Trust, which as of September 30, 2009, had five series. Since October 1, 2009, the Trust consists of four series, and each is counted as one “Fund” for purposes of this table.

** Mr. Pryor resigned as an Independent Trustee of the Trust on November 9, 2009.

*** Mr. Frazier was appointed as an Independent Trustee of the Trust on June 23, 2010.

Because of the services rendered pursuant to the Agreement, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Funds.

CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor each (as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The Investment Adviser’s code of ethics is also maintained pursuant to the Advisers Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedure

The Fund’s Board has delegated the responsibility to vote proxies on the securities held in the Fund’s portfolio to the Investment Adviser, also referred to herein as the SID. In order to mitigate any potential conflict of interest, the SID (through BBH&Co.) has retained an independent third party proxy agent (“Proxy Agent”) to recommend how to vote a Fund’s proxy. The Board has also approved the SID’s policies and procedures for voting the proxies, which are summarized below.

The SID has adopted proxy voting policies and procedures concerning the voting of proxies of its Fund clients (the “Proxy Policy and Procedures”). Pursuant to the Proxy Policy and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion. The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer’s board of directors and management; and maintain or increase the rights of shareholders. Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

For more information on the Proxy Policy and Procedures, described herein, investors in the Fund may request a copy of the Proxy Voting Policy and Procedures by calling a toll-free number for Shareholder Inquiries: 1-800-625-5759.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available upon request and without charge by calling a toll-free number for Shareholder Inquiries: 1-800-625-5759 or by going to http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Board has approved a policy related to the dissemination of Fund information. This policy is designed to provide a framework for disclosing information regarding portfolio holdings and other Fund information (“Fund Information”) consistent with applicable federal securities laws and general principles of fiduciary duty relating to Fund shareholders. Additional information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. The Board receives periodic reports from the Investment Adviser about arrangements involving the disclosure of portfolio securities.

The Fund will file with the SEC a monthly report of portfolio holdings on Form N-MFP, current as of the last business day of the previous month, no later than the fifth business day of each month. The SEC will make the information filed on Form N-MFP available to the public 60 days after the end of the month to which the information pertains.

The Fund is required to disclose its complete portfolio holdings using Form N-Q, which is filed with the SEC within 60 days of the end of the first and third quarter of each fiscal year. The Fund is also required to disclose its portfolio holdings using Form N-CSR, which is filed with the SEC within 60 days of the end of the second and fourth quarter of each fiscal year. Information concerning the Fund’s portfolio holdings will be posted on the Fund’s website five business days after the end of the month and remain posted on the website for six months thereafter.

You may also access from the Fund’s website portfolio information as of the end of each of the Fund’s fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

In addition, the Trust’s service providers include, without limitation, the Investment Adviser, the Distributor, the Administrator, the Custodian, an independent registered public accountant, legal counsel, fund accountant, proxy voting service provider, trade execution vendor, pricing information vendors, rating agencies, printer and mailing agent may all receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the Fund. It is the policy of the Fund that neither the Fund nor its service providers may selectively disclose the Fund’s portfolio holding information. This means that Fund information approved for disclosure shall be disclosed or made available to all persons including individual investors, potential investors, institutional investors, intermediaries that distribute Fund shares, third party service providers, rating and ranking organizations, survey companies and affiliated persons of the Fund on an equal basis. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information whether imposed by the provisions of the service provider’s contract with the Trust or by the nature of its relationship with the Trust.

Fund Information shall be disclosed only after it has determined to be in the best interest of shareholders by the Investment Adviser. Disclosure of Fund Information to select investors is permissible only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality and prohibitions on trading based on the Fund Information. Such disclosures must be approved by the Fund’s President and ratified by the Board.

Portfolio holdings may not be disclosed to any investor, except after: (1) the portfolio manager has reviewed and approved the disclosure, (2) the portfolio holdings have been posted and are readily available on the Fund’s website, and (3) the availability of the portfolio holdings is disclosed in the Fund’s SAI.

The Board receives periodic reports from the Investment Adviser about arrangements involving the disclosure of portfolio securities.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to the Agreement with the Trust, subject to the general supervision of the Trustees and in conformance with the stated policies of the Fund, BBH&Co., through members of its SID, provides investment advice and portfolio management to the Fund. BBH&Co. also provides administrative services to the Fund.

The Agreement between the Investment Adviser and the Fund is dated February 1, 2007 and remains in effect for two years from such date and thereafter, but only as long as the Agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund’s outstanding voting securities" (as defined in the 1940 Act) or by the Fund’s Trustees, and (ii) by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Fund, or by a vote of the holders of a

"majority of the Fund’s outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to BBH&Co. and by BBH&Co. on 90 days' written notice to the Fund. (See "Additional Information.”)

The investment advisory services of BBH&Co., through its SID, to the Fund are not exclusive under the terms of the Agreement. BBH&Co. may render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and BBH&Co., dated December 11, 2006, the Trust, including each series thereof, may use "Brown Brothers Harriman" in their names. The license agreement may be terminated by BBH&Co. at any time upon written notice to the Trust, upon the expiration or earlier termination of any agreement between the Trust, or any investment company in which a series of the Trust invests all of its assets, and BBH&Co. Termination of the license agreement would require the Trust to change its name and the names of the Fund to eliminate all references to Brown Brothers Harriman.

BBH&Co. has been retained by the Trust to serve as Fund Administrator (the “Administrator”) to the Trust under the terms of the Agreement. In its capacity as Administrator of the Trust, BBH&Co. administers all aspects of the Trust’s operations subject to the supervision of the Board, except as set forth above under "Investment Adviser" and below under “Distributor.” In connection with its responsibilities as Administrator and at its own expense, BBH&Co. (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and the Fund’s prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to shareholders and the SEC.

The Agreement fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.25% on the first $1 billion and 0.20% on amounts over $1 billion of the Fund’s average daily net assets. For the fiscal years ended June 30, 2010, 2009 and 2008, the Fund incurred $5,232,288, $5,026,075, and $5,642,976, respectively, in fees for investment advisory and administrative services.

Effective July 6, 2009, the SID voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the daily basis point return to the Fund at a minimum of 1 basis point (0.01%). The amount credited each day would be offset by the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the SID. For the fiscal year ended June 30, 2010, the SID waived fees in the amount of $1,444,177.

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH&Co., provides administrative, custody, fund accounting, and securities lending services to the Fund. BBH&Co. may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co., including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Funds. BBH&Co. has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s code of ethics. With respect to the allocation of investment opportunities, BBH&Co. has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH&Co. has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a Chief Compliance Officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s Chief Compliance Officer on areas of potential conflict.

DISTRIBUTOR

ALPS Distributors, Inc., (“ALPS” or “Distributor”) serves as distributor of the Fund’s shares. Its offices are located at 1290 Broadway, Suite 1100, Denver, CO 80203. The Distribution Agreement, dated as of February 1, 2010 between the Trust and ALPS remains in effect for two years from the date of execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distribution Agreement was approved by the Independent Trustees of the Trust on December 8, 2009. The agreement terminates automatically in the event of its assignment, and may be terminated: (i) with respect to the Fund, at any time, without penalty, by the Board of the Trust or by a vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund on not more than sixty (60) days’ written notice to ALPS; and (ii) by ALPS on sixty (60) days’ written notice to the Trust.

SHAREHOLDER SERVICING AGENT

BBH&Co. serves as the shareholder servicing agent (“Shareholder Servicing Agent”) for the Trust. Services to be performed by BBH&Co. with respect to the Fund’s Regular Class shares, include among other things: answering inquiries from shareholders of and prospective investors in the Fund regarding account status and history, the manner in which purchases and redemptions in the Fund’s Regular Class shares may be effected and certain other matters pertaining to the Fund; assisting shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder of or prospective investor in the Fund may reasonably request. For these services, BBH&Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund’s average daily net assets represented by the Regular Class shares owned during the period.

FINANCIAL INTERMEDIARIES

From time to time, the Fund and/or its Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial

Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customers’ shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer’s account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer’s account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Fund shares. Customer orders are priced at the Fund’s NAV next determined after such order has been accepted by such customer’s Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Fund shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

BBH&Co., 140 Broadway, New York, New York 10005, is the custodian (“Custodian”) for the Fund. As Custodian for the Fund, it is responsible for maintaining books and records of the Fund’s portfolio transactions and holding the Fund’s portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV of the Fund.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund’s shares.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Ave., NW, Washington, DC 20004, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte & Touche LLP’s principal address is 200 Berkeley Street, Boston, Massachusetts, 02116.

NET ASSET VALUE

The NAV of the Fund is normally determined each day the NYSE is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this SAI, the NYSE and banks are open every weekday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of those holidays fall on a Saturday or Sunday.) This determination of the NAV of the Fund is made once during each such day as of the close of regular trading on the NYSE by subtracting from the value of the Fund’s total assets the amount of liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. It is anticipated that the NAV will remain constant at $1.00 per share and, although no assurance can be given that it will be able to do so on a continuing basis, the Trust employs specific investment policies and procedures to accomplish this result.

The Fund’s assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. Although the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Fund would receive if the security were sold.

Pursuant to Rule 2a-7 of the 1940 Act, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of the Fund’s shareholders. The use of amortized cost valuations is subject to the following conditions: (i) as a particular responsibility within the overall duty of care owed to the shareholders and investors, the Board has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective of its investors, to stabilize the NAV as computed; (ii) the procedures include periodic review by the Board, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the value of the Fund’s net assets using amortized cost and the value of the Fund’s net assets based upon available indications of market value with respect to such portfolio securities; (iii) the Trustees will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; (iv) the Board will take such steps as they consider appropriate, such as shortening the average portfolio maturity, realizing gains or losses, establishing the value of the Fund’s net assets by using available market quotations, or reducing the value of interest in the Fund, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation; and (iv) the procedures include periodic testing of the Fund’s ability to maintain a stable NAV based upon certain hypothetical events, including changes in short-term interest rates, changes in shareholder redemptions, downgrades of or defaults on portfolio securities, and changes of spreads between yields on appropriate benchmarks.

Such conditions also generally require that: (i) investments be limited to instruments that the Board determines present minimal credit risks and which are of high quality as determined by a Designated NRSRO that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general supervision of the Board; (ii) a dollar-weighted average portfolio maturity of not more than 60 days be maintained and no instrument is purchased with a remaining maturity of more than 397 days; (iii) the Fund’s available cash will be invested in such a manner as to reduce such maturity to 60 days or less as soon as is reasonably practicable, if the disposition of a portfolio security results in a dollar-weighted average portfolio maturity of more than 60 days; (iv) a dollar-weighted average life of not more than 120 days; and (v) no more than 5% of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities).

It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund’s net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in any of the Fund.

PURCHASES AND REDEMPTIONS

Orders received by a Financial Intermediary will be priced at the NAV next calculated after that Financial Intermediary, as an agent of the Fund, receives the request in good order from its clients.

A confirmation of each purchase and redemption transaction is issued upon execution of that transaction.

The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

A shareholder’s right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the NYSE is closed for other than weekends and holidays or when regular trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, the Fund’s portfolio securities to be unreasonable or impracticable, (iii) the Fund’s Board, including a majority of disinterested Trustees, determines that the deviation between the Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results or (iv) for such other periods as the SEC may permit.

An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

In the event a shareholder redeems all shares held in the Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of the Fund by such shareholder would be subject to the Fund’s minimum initial purchase requirements.

The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

FEDERAL TAXES

Each year, the Trust intends to continue to qualify the Fund and elect that it be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code, the Fund is not subject to federal income taxes on amounts distributed to shareholders. Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains that are distributed to its shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Fund intends to meet such requirements. The Fund is also not required to pay any federal income or excise taxes.

Qualification as a regulated investment company under the Code requires, among other things, that: (a) at least 90% of the Fund’s annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund’s annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund’s assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s assets be invested in the securities of any one issuer (other than U.S. Government securities). Foreign currency gains that are not directly related to a Fund’s business of investing in stock or securities is included in the income that counts toward the 30% gross income requirement described above but may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above. In addition, in order not to be subject to federal income tax, at least 90% of a Fund’s net investment income and net short-term capital gains earned in each year must be distributed to a Fund’s shareholders. Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, a Fund’s share of gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Fund’s fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Trust and each financial intermediary are required to withhold and remit to the U.S. Treasury a portion (28%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

This tax discussion is based on the tax laws and regulations in effect on the date of this SAI; however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

Return of Capital. Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distributions. If the NAV of shares is reduced below a shareholder’s cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities would be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution.

Treatment of Distributions. The non-exempt portion of dividends is taxable as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These dividends are not eligible for the dividends-received deduction allowed to corporate shareholders. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held shares of the Fund.

Other Taxes. The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should to consult their own tax advisors with respect to any state or local taxes.

To maintain a constant NAV of $1.00, the Trustees may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005. Its office is located at 140 Broadway, New York, New York 10005; its telephone number is (800) 625-5759. The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Shareholders of the Fund are entitled to a full vote for each share held and to a fractional vote for each fractional share held. Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually, but the Trust will hold special meetings of shareholders when in the judgment of the Trust’s Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Trust. The Trust’s Agreement and Declaration of Trust provide that the Trust may, upon the approval of its Board, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

Share certificates are not issued by the Trust.

The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trust’s Agreement and Declaration of Trust provide that, at any meeting of shareholders of the Fund or Financial Intermediary may vote any shares as to which that Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Financial Intermediary is the agent of record. Any shares so voted by a Financial Intermediary are deemed represented at the meeting for all purposes of quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust’s Trustees individually but only upon the property of the Trust and that the Trust’s Trustees are not liable for any action or failure to act. Notwithstanding the foregoing, nothing in the Agreement and Declaration of Trust protects a Trust’s Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

With respect to the Fund, the Trust may, in the future, seek to achieve the Fund’s investment objective by investing all of the Fund’s investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as those applicable to the Fund. In such event, the Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from the Fund would be reduced. Such an investment would be made only if the Trustees believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the Fund’s shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund’s shareholders.

However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund’s shareholders with respect to: (a) any proposal relating to the investment company in which the Fund’s assets were invested, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund; or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Fund.

PORTFOLIO BROKERAGE TRANSACTIONS

The securities in which the Fund invests are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible, transactions on behalf of the Fund are entered directly with the issuer or from an underwriter or market maker for securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between bid and asked price. The policy of the Fund regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions given the market environment at the time.

In effecting securities transactions for the Fund, the Investment Adviser seeks to obtain the best price and execution of orders. In selecting a broker, the Investment Adviser considers a number of factors including: the broker’s ability to execute orders without disturbing the market price; the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities; the broker’s financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.

The Trust may use BBH&Co., an "affiliated person" of the Trust, as one of its regular brokers in the purchase and sale of portfolio securities on behalf of the Fund when, in the judgment of the Investment Adviser, that BBH&Co. is able to obtain a price and execution at least as favorable as other qualified brokers. On those occasions when BBH&Co. acts as a broker to the Fund and deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, BBH&Co., to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by BBH&Co. in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund. For the fiscal years ended June 30, 2010, 2009 and 2008, no commissions were paid to BBH&Co.

The use of BBH&Co. as a broker for the Fund is subject to the provisions of Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended (“1934 Act”), which permits the Trust to use BBH&Co. as a broker provided that certain conditions are met. In addition, under the 1940 Act, commissions paid by the Fund to BBH&Co. in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission.

The Board of Trustees from time to time reviews, among other things, information relating to the commissions charged by BBH&Co. to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other qualified brokers.

The Investment Adviser may direct a portion of the Fund’s securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers for services provided to the Fund for which the Fund would otherwise be obligated to pay. Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

The Fund executes transactions through qualified brokers other than BBH&Co. In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers. Such research services include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser’s clients and not solely or necessarily for the benefit of the Fund. The Investment Adviser believes that the value of research services received is not readily determinable. The Trust does not reduce the fee paid by the Fund to the Investment Adviser by any amount that might be attributable to the value of such services.

BBH&Co. has established a committee which meets periodically to monitor, among other things, the Investment Adviser’s efforts to meet its best execution obligations. The Committee will review, when appropriate, a number of factors that may include, without limitation, the following in its best execution review: (i) execution statistics and turnover rates; (ii) how commissions are negotiated; (iii) the list of approved brokers; (iv) broker allocation; and (v) brokers trading policies and procedures. The Committee may also consider additional factors. For example, there are instances when current market liquidity, volatility or market movement for a particular security requires special handling. In these cases, the ability to minimize market movement may take priority over the time to market. In addition, under Section 28(e) of the 1934 Act, the value of the permitted products and services can be factored into the equation for evaluating the cost of each transaction, including higher commissions, to determine if best execution is in fact obtained from approved brokers.

BBH&Co. periodically assesses and reviews services provided by brokers and maintains a list of approved brokers. In evaluating the execution capability of approved brokers, the Committee may take into account a combination of factors, which include without limitation, a broker’s: (i) ability to execute orders at the prevailing market price at the time of order entry; (ii) ability to execute orders on a timely basis; and (iii) ability to automate order flow, including the ability of the execution venue to support the order types. Any new broker that is being considered as an approved broker shall be assessed and reviewed for inclusion on the approved broker list.

The Trustees of the Trust review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained. If the Trust affects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Trust may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Trust may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Although the Fund generally holds investments until maturity and does not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if it believes such disposition advisable.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company.

BOND, NOTE AND COMMERCIAL PAPER RATINGS

Moody’s

Aaa, Aa and A – Bonds rated Aaa are judged to be of the "Best Quality.” The rating of Aa is assigned to bonds that are of "high quality by all standards,” but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds.” The foregoing ratings for bonds are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Issues rated Aaa or Aa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operation experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Standard & Poor’s (“S&P”)

AAA, AA and A - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to adverse effects or changes in circumstances and economic conditions. Bonds rated AA or A may be modified with a plus (+) or a minus (-) sign to show relative strength within the rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Fitch, Inc. (“Fitch”)

AAA, AA and A - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor’s ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Note and Variable Rate Investment Ratings

Moody’s - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, through not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - F-1+, F-1 and F-2. Notes assigned F-1+ are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. Notes assigned F-2 have a satisfactory degree of assurance for timely payment, but margins of protection are not as great as for issues rated F-1+ and F-1. The symbol LOC may follow a note rating which indicates that a letter of credit issued by a commercial bank is attached to the note.

Corporate Commercial Paper Ratings

Moody’s - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1+ issues are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. The symbol LOC may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper.

Other Considerations

The ratings of S&P, Moody’s and Fitch represent their respective opinions of the quality of the securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields and securities of the same maturity and coupon with different ratings may have the same yield.

Among the factors considered by Moody’s in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer’s products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances; (ii) stability of the issuer’s industry; (iii) the issuer’s relative strength and position within the industry; and (iv) the reliability and quality of management.

Among the factors considered by Fitch in assigning bond, note and commercial paper ratings are the following: (i) industry profile and operating environment; (ii) company profile; (iii) management strategy and corporate governance; (iv) ownership or support; and (v) financial profile.

ADDITIONAL INFORMATION

As used in this SAI and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent registered public accounting firm.

With respect to the securities offered by the Fund, this SAI and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-551-8090. Additionally, this information is available on the EDGAR database at the SEC’s Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

A copy of the Declaration of Trust establishing the Trust is on file in the office of the Secretary of the State of Delaware.

FINANCIAL STATEMENTS

The Annual Report of the Fund dated June 30, 2010 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Fund’s Annual Report which also contains performance information of the Fund is available, upon request, without charge, to each person receiving this SAI.

Appendix – Listing of Service Providers

The following is a list of persons other than the Investment Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Legal Counsel
Morgan, Lewis & Bockius LLP

Service Providers
ALPS Distributors, Inc.
ALPS Fund Services, Inc.

Custodian
Brown Brothers Harriman & Co.

Security Pricing Services
Interactive Date Corp
ITG, Inc.
FT Interactive
Reuters, Inc.

Ratings Agencies
Moody’s Investor Service
Standard & Poor’s
Fitch, Inc.

Part C

Item 28. Exhibits

(a)(1)	Conformed Copy of the Certificate of Trust of the Registrant.	(1)

(a)(2)	Conformed Copy of Declaration of Trust of the Registrant.	(1)

(a)(3)	Conformed Copy of Amended and Restated Declaration of Trust of the Registrant.	(2)

(b)	Copy of By-Laws of the Registrant.	(1)

(c)	Not applicable.

(d)(1)	Conformed Copy of Investment Advisory and Administrative Services Agreement of the Registrant.	(3)

(d)(2)	Conformed Copy of Subadvisory Agreement (Walter Scott) of the Registrant.	(3)

(d)(3)	Conformed Copy of Subadvisory Agreement (Mondrian) of the Registrant.	(3)

(d)(4)	Expense Limitation Agreement of the Registrant.	(7)

(e)	Conformed Copy of Distribution Agreement of the Registrant.	(6)

(f)	Not applicable.

(g)	Conformed Copy of Custodian Agreement of the Registrant.	(3)

(h)(1)	Conformed Copy of Accounting Agency Agreement.	(3)

(h)(2)	Conformed Copy of Transfer Agency and Services Agreement of the Registrant.	(6)

(h)(3)	Conformed Copy of Shareholder Servicing Agreement of the Registrant.	(3)

(i)(1)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered, dated September 30, 2010.	(8)

(i)(2)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered, dated October 28, 2010, filed herewith.	(+)

(j)	Conformed Copy of Consent of Independent Registered Public Accounting Firm, filed herewith.	(+)

(k)	Not Applicable.

(l)	Conformed Copy of Initial Capital of Understanding.	(3)

(m)	Conformed Copy of Rule 12b-1 Plan of the Registrant.	(7)

(n)	Conformed Copy of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 of the Registrant.	(7)

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.	(+)

(p)(2)	Code of Ethics for the Investment Adviser.	(+)

(p)(3)	Code of Ethics for the Investment Sub-Adviser (Mondrian).	(+)

(p)(4)	Code of Ethics for the Investment Sub-Adviser (Walter Scott).	(+)

(p)(5)	Code of Ethics for the Distributor.	(+)

(q)(1)	Conformed copies of Powers of Attorney of the Trustees of the Registrant.	(2)

(q)(2)	Conformed copies of Powers of Attorney of the Officers of the Registrant.	(2)

(q)(3)	Conformed Copy of Power of Attorney of the President of the Registrant.	(4)

(q)(4)	Conformed Copy of Power of Attorney of a Trustee of the Registrant.	(7)

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A
POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT
FILED ON FORM N-1A (FILE NOS. 333-129342 and 811-21829)

1	Filed with the initial Registration Statement on October 31, 2005.

2	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed January 18, 2007.

3	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3 filed March 19, 2007.

4	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed October 28, 2008.

5	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed October 27, 2009.

6	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on February 26, 2010.

7	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on July 20, 2010.

8	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on September 30, 2010.

+	Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund:

None.

Item 30. Indemnification

Subject to Section 4 of the Registrant’s Amended and Restated Declaration of Trust, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representatives, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust; or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Covered Person as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal. In making any determination regarding any person's entitlement of indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Trust shall have the burden of proving the contrary.

Insofar as indemnification liabilities arising under the Securities Act of 1933 (the “1933 Act”), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31 Business and Other Connections of Investment Adviser

Item 31(a). Business and Other Connections of the Investment Adviser

Investment Adviser – Brown Brothers Harriman & Co. through a separately identifiable department

Brown Brothers Harriman & Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the Investment Adviser to the Fund through a separately identifiable department (the “SID”). The SID is registered with the SEC under the Advisers Act.

The list required by this Item 31 of officers and directors of the SID together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years is incorporated by reference to Schedules A and D of Form ADV filed by the SID pursuant to the Advisers Act (SEC File No. 801-60256).

Item 31(b). Business and Other Connections of Investment Sub-Advisers

Sub-Adviser – Mondrian Investment Partners Limited

Mondrian Investment Partners Limited (“Mondrian”), serves as an investment sub-adviser to the BBH International Equity Fund. Mondrian is located at 10 Gresham Street, London EC2V 7JD UK.

The list required by Item 31 of officers and directors of Mondrian, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Mondrian pursuant to the Advisers Act (SEC File No. 801-37702).

Sub-Adviser – Walter Scott & Partners Limited

Walter Scott & Partners Limited (“Walter Scott”), serves as an investment sub-adviser to the BBH International Equity Fund. Walter Scott is located at One Charlotte Square, Edinburgh, EH2 4DZ Scotland, UK.

The list required by Item 31 of officers and directors of Walter Scott, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Walter Scott pursuant to the Advisers Act (SEC File No. 801-19420).

Item 32 Principal Underwriters:

(a)	(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)

(1) Name and Principal Business Address*	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant

Edmund J. Burke	Director	N/A

Spencer Hoffman	Director	N/A

Thomas A. Carter	President, Director	N/A

Jeremy O. May	Executive Vice President, Director	N/A

John C. Donaldson	Executive Vice President, Chief Financial Officer	N/A

Diana M. Adams	Senior Vice President, Controller, Treasurer	N/A

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	N/A

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	N/A

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	N/A

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	N/A

Tané T. Tyler	Senior Vice President, Secretary, General Counsel	N/A

Erin Douglas	Vice President, Senior Associate Counsel	N/A

JoEllen Legg	Vice President, Associate Counsel	N/A

Paul F. Leone	Vice President, Assistant General Counsel	N/A

David T. Buhler	Vice President, Associate Counsel	N/A

Steven Price	Vice President, Deputy Chief Compliance Officer	N/A

James Stegall	Vice President, Institutional Sales Manager	N/A

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not Applicable

Item 33. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Brown Brothers Harriman & Co.	50 Milk Street Boston, MA 02109

Brown Brothers Harriman & Co.	140 Broadway New York, NY 10005

Walter Scott & Partners, Limited (for BBH International Equity Fund only)	Milburn Tower Gogar, Edinburgh EH12 9BS, UK

Mondrian Investment Partners Limited (for BBH International Equity Fund only)	5th Floor, 10 Gresham Street London, England EC2V 7JD

ALPS Distributors Inc.	1290 Broadway, Suite 1100, Denver, CO 80203

ALPS Funds Services, Inc.	1290 Broadway, Suite 1100, Denver, CO 80203

Item 34. Management Services:

Other than as set forth under the caption "Investment Adviser and Fund Administrator" in the Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Massachusetts on the 28th day of October, 2010.

BBH TRUST

By:	/s/ John A. Gehret
John A. Gehret*, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ John A. Gehret	President (Principal Executive Officer)	October 28, 2010

John A. Gehret*

/s/ Joseph V. Shields, Jr.	Trustee	October 28, 2010

Joseph V. Shields, Jr.*

/s/ David P. Feldman	Trustee	October 28, 2010

David P. Feldman*

/s/ Arthur D. Miltenberger*	Trustee	October 28, 2010

Arthur D. Miltenberger*

H. Whitney Wagner	Trustee	October 28, 2010

H. Whitney Wagner*

/s/ Andrew S. Frazier	Trustee	October 28, 2010

Andrew S. Frazier*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	October 28, 2010

Charles H. Schreiber*

/s/ Suzan M. Barron	Secretary	October 28, 2010

Suzan M. Barron

*Attorney-in-fact pursuant to powers of attorney previously filed.

Exhibit Index

(i)(2)	Opinion and Consent of Counsel as to legality of shares being registered, with respect to BBH Money Market Fund, dated October 28, 2010.

(j)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, dated October 28, 2010.

(p)(1)	Code of Ethics for the Registrant (BBH Trust).

(p)(2)	Code of Ethics for the Investment Adviser (BBH&Co.).

(p)(3)	Code of Ethics for the Investment Sub-Adviser (Mondrian Investment Partners Limited).

(p)(4)	Code of Ethics for the Investment Sub-Adviser (Walter Scott & Partners, Ltd.).

(p)(5)	Code of Ethics for the Distributor (ALPS Distributors, Inc.).